Fees Summary	Jul. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,888,000
Previously Paid Amount	0.00
Total Fee Amount	675.03
Total Offset Amount	0.00
Net Fee	675.03
Narrative - Max Aggregate Offering Price	$ 4,888,000
Final Prospectus	true